Share capital (Details) $ / shares in Units, $ in Thousands			9 Months Ended
	Apr. 28, 2022 $ / shares shares	Apr. 28, 2022 $ / shares shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares
Number of shares
Stock option exercise (in shares) | shares			9,179	147,025
Amount
Balance at beginning of period			$ 266,119
Stock option exercise			88	$ 388
RSU release			0
Issuance of common shares related to contingent consideration			700
Share issuance under employee share purchase plan			636	$ 244
Balance at end of period			$ 267,926
Common shares
Number of shares
Balance at beginning of period (in shares) | shares			32,857,422	32,630,536
Stock option exercise (in shares) | shares			9,179	147,025
Release of RSUs (in shares) | shares			2,800
Issuance of common shares related to contingent consideration (in shares) | shares	15,364	15,364	15,364
Share issuance under employee share purchase plan (in shares) | shares			20,814	4,945
Balance at end of period (in shares) | shares			32,905,579	32,782,506
Amount
Balance at beginning of period			$ 266,119
Stock option exercise			151	$ 548
RSU release			194
Issuance of common shares related to contingent consideration			700
Share issuance under employee share purchase plan			762	$ 292
Balance at end of period			$ 267,926
Shares issued based on the fair value (in usd and cad per share) | (per share)	$ 45.55	$ 58.47